Property, Equipment and Software, Net - Summary of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Software, Net
Property, equipment and software, gross	¥ 99,621		¥ 87,463
Less: accumulated depreciation	(65,743)		(56,066)
Property, equipment and software, net	33,878	$ 4,772	31,397
Computer and electronic equipment
Property, Equipment and Software, Net
Property, equipment and software, gross	23,003		21,299
Office furniture and equipment
Property, Equipment and Software, Net
Property, equipment and software, gross	1,451		1,229
Leasehold improvements
Property, Equipment and Software, Net
Property, equipment and software, gross	43,714		37,770
Software
Property, Equipment and Software, Net
Property, equipment and software, gross	¥ 31,453		¥ 27,165